Filed electronically with the Securities and Exchange Commission on March 27, 1997

                                                               File No. 2-36238
                                                               File No. 811-2021

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                       ----
         Post-Effective Amendment No.   45
                                       ----

                                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  29
                      -----


                            Scudder Securities Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA   02110-4103
                 ------------------------------------  ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston MA 02110
                    ----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                   immediately upon filing pursuant to paragraph (b)
          --------

             X     on March ___, 1997 pursuant to paragraph (b)
          --------

                   60 days after filing pursuant to paragraph (a)(i)
          --------

                   on _______________ pursuant to paragraph (a)(i)
          --------

                   75 days after filing pursuant to paragraph (a)(ii)
          --------

                   on _______________ pursuant to paragraph (a)(ii) of Rule 485.
          --------

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on August 28, 1996.

                            SCUDDER DEVELOPMENT FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          FINANCIAL HIGHLIGHTS
             Information

4.           General Description of       INVESTMENT OBJECTIVES AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND
                                           INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                          A MESSAGE FROM SCUDDER'S CHAIRMAN
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends
             Securities                    and capital gains distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                           Information Line, Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION    INFORMATION--Purchasing shares, Share price,
                                           Processing time, Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax
                                           identification number, Minimum balances

9.           Pending Legal                NOT APPLICABLE
             Proceedings



                            Cross Reference - Page 1

PART B
------

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives        THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             and Policies                 PORTFOLIO  TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices           Turnover

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend
                                           and Capital Gain Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of               PERFORMANCE INFORMATION
             Performance Data

23.          Financial Statements         FINANCIAL STATEMENTS



                            Cross Reference - Page 2

                        SCUDDER SMALL COMPANY VALUE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          FINANCIAL HIGHLIGHTS
             Information

4.           General Description of       INVESTMENT OBJECTIVES AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND
                                           INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                          A MESSAGE FROM SCUDDER'S CHAIRMAN
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends
             Securities                    and capital gains distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                           Information Line, Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing shares, Share price,
                                           Processing time, Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax
                                           identification number, Minimum balances

9.           Pending Legal                NOT APPLICABLE
             Proceedings



                            Cross Reference - Page 3

PART B
------

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives        THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             and Policies                 PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                          Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices          Turnover

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption         PURCHASES
             and Pricing of Securities    EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend
                                           and Capital Gain Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of               PERFORMANCE INFORMATION
             Performance Data

23.          Financial Statements         FINANCIAL STATEMENTS



                            Cross Reference - Page 4

                             SCUDDER MICRO CAP FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND
                                           INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       A MESSAGE FROM SCUDDER'S CHAIRMAN
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team  approach to  investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion      NOT APPLICABLE
             of Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends
             Securities                    and capital gains distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                           Information Line, Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION    INFORMATION--Purchasing shares, Share price,
                                           Processing time, Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax
                                           identification number, Minimum balances

9.           Pending Legal                NOT APPLICABLE
             Proceedings



                            Cross Reference - Page 5

PART B
------

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives        THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             and Policies                 PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover

14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices          Turnover

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend
                                           and Capital Gain Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of               PERFORMANCE INFORMATION
             Performance Data

23.          Financial Statements         FINANCIAL STATEMENTS


                               Cross Reference - Page 6

                        SCUDDER 21ST CENTURY GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND
                                           INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       A MESSAGE FROM SCUDDER'S CHAIRMAN
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion      NOT APPLICABLE
             of Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends
             Securities                    and capital gains distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                           Information Line, Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing shares, Share price,
                                           Processing time, Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or                EXCHANGES AND REDEMPTIONS
             Repurchase                   TRANSACTION INFORMATION--Redeeming shares, Tax
                                           identification number, Minimum balances

9.           Pending Legal                NOT APPLICABLE
             Proceedings

                            Cross Reference - Page 7

PART B
------

                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives        THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             and Policies                 PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover

14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend
                                           and Capital Gain Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of               PERFORMANCE INFORMATION
             Performance Data

23.          Financial Statements         FINANCIAL STATEMENTS


                            Cross Reference - Page 8

          Part A (the Prospectus for Scudder 21st Century Growth Fund)
          ------------------------------------------------------------

Part A of this Post-Effective Amendment No. 45 to the Registration Statement is incorporated by reference in its entirety to the Scudder Securities Trust's current Post-Effective Amendment No. 41 on Form N-1A filed on September 9, 1996 and to its definitive Rule 497(c) filing on September 24, 1996.

Scudder 21st Century Growth Fund

Supplement to Prospectus
Dated September 9, 1996

The following table is to be inserted after the section entitled "Expense information" on page 2.


  The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and financial statements are available in the Fund's Semiannual Report dated February 28, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                             For the Period
                                                                                           September 9, 1996
                                                                                           (commencement) of
                                                                                             operations) to
                                                                                           February 28, 1997
                                                                                               (Unaudited)
 ----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ....................................................      $12.00
                                                                                            ---------------------
 Income from investment operations: ......................................................        (.05)
 Net investment loss
 Net realized and unrealized loss on investments .........................................        (.90)
                                                                                            ---------------------
 Total from investment operations ........................................................        (.95)
                                                                                            ---------------------
 Redemption fees (Note A) ................................................................         .01
                                                                                            ---------------------
 Net asset value, end of period ..........................................................      $11.06
 ----------------------------------------------------------------------------------------------------------------
 Total Return (%) (b) ....................................................................       (7.83)(c)**
 Ratios and Supplemental Data
 Net assets, end of period ($ millions) ..................................................          14
 Ratio of operating expenses, net to average daily net assets (%) ........................        1.75*
 Ratio of operating expenses before expense reductions, to average daily net assets (%)...        5.20*
 Ratio of net investment income to average daily net assets (%) ..........................        (.94)*
 Portfolio turnover rate (%) .............................................................        81.3*
 Average commission rate paid ............................................................      $.0378

(a)  Based on monthly average shares outstanding during the period.
(b)  Total return would have been lower had certain expenses not been reduced.
(c) Total return does not reflect the effect of the 1% redemption fee on shares held less than one year.
*    Annualized
**   Not annualized






March 26, 1997

               Part B (the Statement of Additional Information for
               ---------------------------------------------------
                       Scudder 21st Century Growth Fund)
                       ---------------------------------


Part B of this Post-Effective Amendment No. 45 to the Registration Statement is incorporated by reference in its entirety to the Scudder Securities Trust's current Post-Effective Amendment No. 41 on Form N-1A filed on September 9, 1996 and to its definitive Rule 497(c) filing on September 24,1996.

                            SCUDDER SECURITIES TRUST

 Supplement to the Statement of Additional Information dated September 9, 1996.

The following text replaces the text under "Financial Statements" on page 50.


                              FINANCIAL STATEMENTS

The financial statements and notes, including the investment portfolio of the Fund, together with the Financial Highlights of Scudder 21st Century Growth Fund are incorporated by reference and attached hereto, and are hereby deemed to be part of the Statement of Additional Information.

            Investment Portfolio as of February 28, 1997 (Unaudited)

                                                                                                            Principal       Market
                                                                                                            Amount ($)     Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 5.4%
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 2/28/97 at
  5.31%, to be repurchased at $732,324 on 3/3/97, collateralized by a $730,000
  U.S. Treasury Bond, 7.125%, 2/15/23 (Cost $732,000) ...............................................         732,000        732,000

                                                                                                              Shares
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks 94.6%
------------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 7.6%
Apparel & Shoes 0.5%
St. John Knits Inc. (Manufacturer of woman's clothing) ..............................................          1,600          65,600
                                                                                                                        ------------
Department & Chain Stores 1.1%
Men's Wearhouse Inc.* (Discount retailer) ...........................................................          1,000          23,625
Renters Choice, Inc.* (Operator of rent-to-own stores offering home electronics,
  appliances, furniture and accessories) ............................................................          9,000         124,875
                                                                                                                        ------------
                                                                                                                             148,500
                                                                                                                        ------------
Hotels & Casinos 0.7%
Anchor Gaming* (Operator of gaming machines and casinos) ............................................          3,100          96,100
                                                                                                                        ------------
Recreational Products 1.7%
Family Golf Centers, Inc.* (Operator of golf-related recreational facilities) .......................          8,600         236,500
                                                                                                                        ------------
Specialty Retail 3.6%
Gadzooks, Inc.* (Specialty retailer of brand name casual apparel for teenagers) .....................         10,000         245,000
Wilmar Industries, Inc.* (National distributor of repair and maintenance products
  for the apartment housing market) .................................................................         12,900         238,650
                                                                                                                        ------------
                                                                                                                             483,650
                                                                                                                        ------------
Consumer Staples 1.9%
Alcohol & Tobacco 0.4%
Robert Mondavi Corp. "A"* (Premium wine producer) ...................................................          1,400          57,400
                                                                                                                        ------------
Food & Beverage 1.5%
Fletcher's Fine Foods Ltd.* (Pork producer) .........................................................         13,300         147,963
Fresh America Corp.* (Integrated food distribution management company) ..............................          4,500          60,750
                                                                                                                        ------------
                                                                                                                             208,713
                                                                                                                        ------------
Health 22.7%
Biotechnology 6.0%
Alliance Pharmaceutical Corp.* (Developer of products for treatment of immune
  system disorders, cancer, respiratory distress syndrome) ..........................................          9,500         118,750
ESC Medical Systems Ltd.* (Producer of devices for non-invasive treatment of
  benign vascular lesions) ..........................................................................          7,600         260,300

    The accompanying notes are an integral part of the financial statements


                    7 -- SCUDDER 21ST CENTURY GROWTH FUND

                                                                                                                            Market
                                                                                                              Shares       Value ($)
------------------------------------------------------------------------------------------------------------------------------------
NABI, Inc.* (Leading biopharmaceutical company in development of products to
  prevent and treat autoimmune and infectious diseases) .............................................         11,200         107,800
Neoprobe Corp.* (Research and development of a system for diagnosis and treatment
  of cancer) ........................................................................................         18,600         319,688
Norland Medical Systems, Inc.* (Marketer of systems used in diagnosis of bone
  disorders) ........................................................................................          1,600          11,200
                                                                                                                        ------------
                                                                                                                             817,738
                                                                                                                        ------------
Health Industry Services 4.1%
IDX Systems Corp.* (Provider of health care information systems to physician
  groups and academic medical centers) ..............................................................          8,200         258,300
Staff Buildings, Inc. "A"* (Provider of home health care services) ..................................         100,000        293,750
                                                                                                                        ------------
                                                                                                                             552,050
                                                                                                                        ------------
Hospital Management 1.7%
Karrington Health, Inc.* (Owner and operator of private pay assisted living
  residences) .......................................................................................          9,400         104,575
Sunrise Assisted Living, Inc.* (Provider of assisted living to the elderly) .........................          4,600         128,800
                                                                                                                        ------------
                                                                                                                             233,375
                                                                                                                        ------------
Medical Supply & Specialty 4.6%
Biosource International, Inc.* (Supplier of immunological reagents and test
  kits used in biomedical research) .................................................................         15,600         126,750
Endosonics Corp.* (Manufacturer of imaging catheters) ...............................................          9,500         108,063
PLC Systems Inc.* (Developer, manufacturer and marketer of medical laser systems) ...................         10,900         234,350
Perclose, Inc.* (Developer and producer of minimally invasive single-use systems
  to close arterial access sites surgically) ........................................................          6,000         146,250
                                                                                                                        ------------
                                                                                                                             615,413
                                                                                                                        ------------
Pharmaceuticals 6.3%
Agouron Pharmaceuticals, Inc.* (Developer of therapeutic and synthetic drugs for
   treatment of cancer and other diseases) ..........................................................          1,400         123,200
Alkermes, Inc.* (Pharmaceutical company developing products to aid treatment of
  central nervous system) ...........................................................................          5,800         144,275
Cyanotech Corp.* (Producer of algal products for nutritional and pharmaceutical
  markets) ..........................................................................................         18,700         119,213
North American Vaccine, Inc.* (Developer of immunological products) .................................          4,900         110,863
Noven Pharmaceuticals, Inc.* (Transdermal drug delivery systems) ....................................          8,800         118,800
SciClone Pharmaceuticals, Inc.* (Developer of pharmaceuticals for infectious
  diseases, cancer and immune system disorders) .....................................................         15,000         101,250
Sugen, Inc.* (Developer of small molecule drugs for use in cancer and diabetes
  treatment) ........................................................................................         10,400         132,600
                                                                                                                        ------------
                                                                                                                             850,201
                                                                                                                        ------------
Communications 1.0%
Cellular Telephone
CommNet Cellular, Inc.* (Management, maintenance and financing of cellular
  telephone systems throughout the United States) ...................................................          5,100         130,050
                                                                                                                        ------------

    The accompanying notes are an integral part of the financial statements


                    8 -- SCUDDER 21ST CENTURY GROWTH FUND

                                                                                                                            Market
                                                                                                              Shares       Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Financial 10.6%
Banks 5.7%
Corus Bankshares, Inc. (Commercial bank holding company) ............................................          3,700         127,650
First Federal Financial Corp.* (Commercial bank holding company) ....................................          5,600         145,600
Jefferson Bankshares Inc. (Commercial bank) .........................................................          4,600         134,550
Magna Group, Inc. (Commercial banking and financial services) .......................................          7,600         242,250
Southwest Bancorporation of Texas, Inc.* (Commercial bank holding company) ..........................          6,700         128,975
                                                                                                                        ------------
                                                                                                                             779,025
                                                                                                                        ------------
Insurance 4.9%
CapMAC Holdings Inc. (Provider of financial guaranty insurance) .....................................          8,000         262,000
Compdent Corp.* (Provider of dental coverage in the managed dental care industry) ...................          4,700         141,588
Meadowbrook Insurance Group. Inc. (Insurance holding company) .......................................         11,800         253,700
                                                                                                                        ------------
                                                                                                                             657,288
                                                                                                                        ------------
Media 3.1%
Advertising 1.9%
Universal Outdoor Holdings, Inc.* (Outdoor advertising company) .....................................          9,400         253,800
                                                                                                                        ------------
Broadcasting & Entertainment 1.2%
International Family Entertainment, Inc. "B"* (Production and distribution of
  entertainment programming) ........................................................................          8,700         166,388
                                                                                                                        ------------
Service Industries 13.5%
EDP Services 3.9%
Analysts International Corp. (Contract programming and software services) ...........................         11,400         307,800
CCC Information Services Group* (Computerized data management software and systems
  for auto collision estimates for insurers and repair shops) .......................................          6,500          94,250
Computer Horizons Corp.* (Diversified information technology services and solutions) ................          4,600         119,600
                                                                                                                        ------------
                                                                                                                             521,650
                                                                                                                        ------------
Environmental Services 0.2%
Commodore Applied Technologies, Inc.* (Developer of environmental technologies) .....................          3,900          24,131
                                                                                                                        ------------
Miscellaneous Commercial Services 9.4%
Alternative Resources Corp.* (Provider of technical personnel specializing in
  information services) .............................................................................         14,900         229,088
CMG Information Services, Inc.* (Developer of information-based products and
  services for direct marketing) ....................................................................         16,600         219,950
Cornell Corrections, Inc.* (Developer and operator of correctional, detention
  and pre-release facilities) .......................................................................         10,500         111,563
G & K Services Inc. "A" (Uniform rentals) ...........................................................          7,700         249,288
National Processing, Inc.* (Low-cost, high-volume card and check transaction
  processing) .......................................................................................          6,300          68,513

    The accompanying notes are an integral part of the financial statements


                    9 -- SCUDDER 21ST CENTURY GROWTH FUND

                                                                                                                            Market
                                                                                                              Shares       Value ($)
------------------------------------------------------------------------------------------------------------------------------------
RTW, Inc.* (Provider of comprehensive managed care products and services for
  workers' compensation programs) ...................................................................          5,300          47,700
Sitel Corp.* (Nebraska-based telemarketing company for major credit-card and
  insurance companies) ..............................................................................         12,800         212,800
Veterinary Centers of America, Inc.* (Owner and manager of veterinary hospitals) ....................         12,400         131,750
                                                                                                                        ------------
                                                                                                                           1,270,652
                                                                                                                        ------------
Durables 2.6%
Automobiles 1.8%
Tower Automotive, Inc.* (Producer of engineered metal stampings and assemblies
  for automotive industry) ..........................................................................          6,300         241,763
                                                                                                                        ------------
Telecommunications Equipment 0.8%
AML Communications, Inc.* (Manufacturer of amplifiers and related products for
  communications markets) ...........................................................................         12,300         110,700
                                                                                                                        ------------
Manufacturing 6.9%
Containers & Paper 1.1%
Aptargroup, Inc. (Manufacturer of packaging equipment components) ...................................          3,600         143,100
                                                                                                                        ------------
Diversified Manufacturing 0.4%
Alyn Corp.* (Manufacturer of consumer and industrial materials) .....................................          5,400          50,625
                                                                                                                        ------------
Electrical Products 1.9%
Advanced Lighting Technologies, Inc.* (Manufacturer of metal halide lighting
  products) .........................................................................................         11,400         259,350
                                                                                                                        ------------
Industrial Specialty 3.5%
Lydall, Inc.* (Engineered fiber materials) ..........................................................          5,500         123,750
National-Oilwell, Inc.* (Manufacturer of oil and gas drilling equipment) ............................          5,600         172,200
Thermo Fibergen Inc.* (Recovery equipment for recycling pulp and paper residue) .....................         15,800         165,900
Thermo Fibergen Inc. Rights* ........................................................................          6,400          18,400
                                                                                                                        ------------
                                                                                                                             480,250
                                                                                                                        ------------
Technology 16.7%
Computer Software 9.4%
Advent Software, Inc.* (Provider of stand-alone and client/server software
  products) .........................................................................................          3,300          75,900
Aurum Software, Inc.* (Developer of sales and marketing information software) .......................          5,200          95,550
Avant! Corp.* (Developer and marketer of integrated circuit design automation
  software) .........................................................................................          2,900          88,450
CBT Group PLC (ADR)* (Developer and publisher of software focusing on client/server
  technologies) .....................................................................................          3,800         207,100
Keane, Inc.* (Provider of computer software project management and design
  development services) .............................................................................          7,700         271,425
Project Software & Development, Inc.* (Developer of software used for management
  of equipment maintenance) .........................................................................          2,700          95,850

    The accompanying notes are an integral part of the financial statements


                     10 -- SCUDDER 21ST CENTURY GROWTH FUND

                                                                                                                            Market
                                                                                                              Shares       Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Pure Atria Corp.* (Developer of diagnostic and testing products for managing
  software projects) ................................................................................          5,800         111,288
Technology Modeling Associates, Inc.* (Physical simulation software for
  integrated circuit design and manufacturing) ......................................................          7,200         108,000
Vantive Corp.* (Provider of customer interaction applications software) .............................          9,500         211,375
                                                                                                                        ------------
                                                                                                                           1,264,938
                                                                                                                        ------------
EDP Peripherals 0.7%
Network Appliance, Inc.* (Designer and manufacturer of network data storage devices) ................          2,300          92,000
Electronic Components/Distributors 2.2%
Rofin-Sinar Technologies Inc.* (Manufacturer of laser products use for cutting
  and welding) ......................................................................................         10,000         140,000
Trident International, Inc.* (Manufacturer of impulse ink jet subsystems) ...........................          6,900         156,975
                                                                                                                        ------------
                                                                                                                             296,975
                                                                                                                        ------------
Office/Plant Automation 1.8%
Cognex Corp.* (Manufacturer of machine vision systems) ..............................................         13,600         246,500
                                                                                                                        ------------
Semiconductors 2.6%
Cymer, Inc.* (Provider of laser illumination sources for ultra-violet
  photolithography systems) .........................................................................          2,800         103,250
ESS Technology, Inc.* (Producer of mixed signal semiconductor audio solutions
  for multimedia desktop and notebook computer manufacturers) .......................................          4,900         128,931
Vitesse Semiconductor Corp.* (Manufacturer of digital integrated circuits) ..........................          3,000         125,806
                                                                                                                        ------------
                                                                                                                             357,987
                                                                                                                        ------------
Energy 4.2%
Oil & Gas Production 3.4%
Benton Oil & Gas Co.* (Oil and gas exploration, development and production) .........................          7,800         118,950
Lomak Petroleum, Inc. (Exploration and development of oil and gas properties) .......................          7,200         115,200
Nuevo Energy Co.* (Oil and gas exploration, development and production) .............................          5,600         232,400
                                                                                                                        ------------
                                                                                                                             466,550
                                                                                                                        ------------
Oilfield Services/Equipment 0.8%
Global Industries Ltd.* (Pipeline construction, derrick and diving services for
  offshore oil and gas industry) ....................................................................          6,200         113,150
                                                                                                                        ------------
Metals & Minerals 0.8%
Steel & Metals
RMI Titanium Co.* (Producer of titanium products) ...................................................          6,000         108,000
                                                                                                                        ------------
Construction 2.0%
Building Materials
Simpson Manufacturing Co., Inc.* (Manufacturer of wood-to-wood, wood-to-concrete
  and wood-to-masonry connectors) ...................................................................         10,400         265,200
                                                                                                                        ------------

    The accompanying notes are an integral part of the financial statements


                     11 -- SCUDDER 21ST CENTURY GROWTH FUND

                                                                                                                            Market
                                                                                                              Shares       Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Transportation 1.0%
Marine Transportation
Trico Marine Services, Inc.* (Provider of marine support services for offshore oil
and gas exploration and production operations) ......................................................          3,300         133,650
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $13,465,754)                                                                                    12,798,962
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio - 100.0% (Cost $14,197,754) (a)                                                                13,530,962
------------------------------------------------------------------------------------------------------------------------------------

*    Non-income producing security.

(a) The cost for federal income tax purposes was $14,197,754. At February 28, 1997, net unrealized depreciation for all securities based on tax cost was $666,792. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $639,976 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,306,768.

    The accompanying notes are an integral part of the financial statements


                     12 -- SCUDDER 21ST CENTURY GROWTH FUND

                              Financial Statements

                       Statement of Assets and Liabilities
                       as of February 28, 1997 (Unaudited)

 Assets
 ----------------------------------------------------------------------------------------------------------------------------
      Investments, at market (identified cost $14,197,754) (Note A) ........     $  13,530,962
      Cash .................................................................               781
      Receivable for Investments sold ......................................           446,914
      Receivable for Fund shares sold ......................................            67,796
      Dividends and interest receivable ....................................             2,008
      Due from Adviser (Note C) ............................................           127,858
      Deferred organization expenses (Note A) ..............................            22,034
                                                                                 ----------------
      Total assets .........................................................        14,198,353

 Liabilities
 ----------------------------------------------------------------------------------------------------------------------------
      Payable for investments purchased ....................................           302,503
      Payable for Fund shares redeemed .....................................            12,731
      Accrued management fee (Note C) ......................................            37,719
      Other accrued expenses (Note C) ......................................           157,827
                                                                                 ----------------
      Total liabilities ....................................................           510,780
      -------------------------------------------------------------------------------------------
      Net assets, at market value                                                $  13,687,573
      -------------------------------------------------------------------------------------------

 Net Assets
 ----------------------------------------------------------------------------------------------------------------------------
      Net assets consist of:
      Accumulated net investment loss ......................................           (34,937)
      Unrealized depreciation on investments ...............................          (666,792)
      Accumulated net realized loss ........................................          (506,931)
      Paid-in capital ......................................................        14,896,233
      -------------------------------------------------------------------------------------------
      Net assets, at market value                                                $  13,687,573
      -------------------------------------------------------------------------------------------

 Net Asset Value
 ----------------------------------------------------------------------------------------------------------------------------
      Net Asset Value, offering and redemption price (Note A) per share
      ($13,687,573 / 1,237,706 outstanding shares of beneficial interest,        ----------------
      $.01 par value, unlimited number of shares authorized) ...............            $11.06
                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements


                     13 -- SCUDDER 21ST CENTURY GROWTH FUND

                             Statement of Operations
                 for the period September 9, 1996 (commencement of operations) to February 28, 1997 (Unaudited)

 Investment Income
 ------------------------------------------------------------------------------------------------------------------------------
      Income:
      Dividends ............................................................     $       4,799
      Interest .............................................................            25,257
                                                                                 -----------------
                                                                                        30,056
      Expenses:
      Management fee (Note C) ..............................................            37,719
      Services to shareholders (Note C) ....................................            43,979
      Custodian and accounting fees (Note C) ...............................            35,967
      Trustees' fees and expenses (Note C) .................................            11,893
      Auditing .............................................................            12,150
      Registration fees ....................................................            20,728
      Reports to shareholders ..............................................            16,861
      Legal ................................................................             6,261
      Amortization of organization expense (Note A) ........................             2,306
      Other ................................................................             4,987
                                                                                 -----------------
      Total expenses before reductions .....................................           192,851
      Expense reductions (Note C) ..........................................          (127,858)
                                                                                 -----------------
      Expenses, net ........................................................            64,993
      --------------------------------------------------------------------------------------------
      Net investment loss                                                              (34,937)
      --------------------------------------------------------------------------------------------

 Realized and unrealized loss on investment transactions
 ------------------------------------------------------------------------------------------------------------------------------
      Net realized loss from investments ...................................          (506,931)
      Net unrealized depreciation during the period on investments .........          (666,792)
      --------------------------------------------------------------------------------------------
      Net loss on investment transactions                                           (1,173,723)
      --------------------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------
      Net decrease in net assets resulting from operations                       $  (1,208,660)
      --------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements


                     14 -- SCUDDER 21ST CENTURY GROWTH FUND

                       Statement of Changes in Net Assets

                                                                               For the Period
                                                                             September 9, 1996
                                                                              (commencement of
                                                                               operations) to
                                                                             February 28, 1997
 Increase (Decrease) in Net Assets                                              (Unaudited)
 -----------------------------------------------------------------------------------------------------------
      Operations:
      Net investment loss ...............................................      $   (34,937)
      Net realized loss from investment transactions ....................         (506,931)
      Net unrealized depreciation on investment transactions during
      the period ........................................................         (666,792)
                                                                            ---------------------
      Net decrease in net assets resulting from operations ..............       (1,208,660)
                                                                            ---------------------
      Fund share transactions:
      Proceeds from shares sold .........................................       15,725,168
      Cost of shares redeemed ...........................................         (835,991)
      Redemption fees (Note A) ..........................................            5,856
                                                                            ---------------------
      Net increase in net assets from Fund share transactions ...........       14,895,033
                                                                            ---------------------
      Increase in net assets ............................................       13,686,373
      Net assets at beginning of period .................................            1,200
      Net assets at end of period (including accumulated net                ---------------------
      investment loss of $34,937) .......................................      $13,687,573
                                                                            ---------------------

 Other information
 -----------------------------------------------------------------------------------------------------------
      Increase (decrease) in Fund shares
      Shares outstanding at beginning of period .........................              100
                                                                            ---------------------
      Shares sold .......................................................        1,308,988
      Shares redeemed ...................................................          (71,382)
                                                                            ---------------------
      Net increase in Fund shares .......................................        1,237,606
                                                                            ---------------------
      Shares outstanding at end of period ...............................        1,237,706
                                                                            ---------------------

    The accompanying notes are an integral part of the financial statements


                     15 -- SCUDDER 21ST CENTURY GROWTH FUND

                              Financial Highlights
                        Letter From the Fund's President

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

                                                                                             For the Period
                                                                                           September 9, 1996
                                                                                           (commencement) of
                                                                                             operations) to
                                                                                           February 28, 1997
                                                                                               (Unaudited)
 ----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ....................................................      $12.00
                                                                                            ---------------------
 Income from investment operations: ......................................................        (.05)
 Net investment loss
 Net realized and unrealized loss on investments .........................................        (.90)
                                                                                            ---------------------
 Total from investment operations ........................................................        (.95)
                                                                                            ---------------------
 Redemption fees (Note A) ................................................................         .01
                                                                                            ---------------------
 Net asset value, end of period ..........................................................      $11.06
 ----------------------------------------------------------------------------------------------------------------
 Total Return (%) (b) ....................................................................       (7.83)(c)**
 Ratios and Supplemental Data
 Net assets, end of period ($ millions) ..................................................          14
 Ratio of operating expenses, net to average daily net assets (%) ........................        1.75*
 Ratio of operating expenses before expense reductions, to average daily net assets (%)...        5.20*
 Ratio of net investment income to average daily net assets (%) ..........................        (.94)*
 Portfolio turnover rate (%) .............................................................        81.3*
 Average commission rate paid ............................................................      $.0378

(a)  Based on monthly average shares outstanding during the period.
(b)  Total return would have been lower had certain expenses not been reduced.
(c) Total return does not reflect the effect of the 1% redemption fee on shares held less than one year.
*    Annualized
**   Not annualized


                     16 -- SCUDDER 21ST CENTURY GROWTH FUND

                    Notes to Financial Statements (Unaudited)

                       A. Significant Accounting Policies

Scudder 21st Century Growth Fund (the "Fund") is a diversified series of Scudder Securities Trust, a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations the most recent bid quotation shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the resale price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Redemption Fees. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income


                     17 -- SCUDDER 21ST CENTURY GROWTH FUND

(loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

Other. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

During the period September 9, 1996 (commencement of operations) to February 28, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $17,250,434 and $3,277,749, respectively.

                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 1.00% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser has agreed not to impose all or a portion of the Fund's management fee until August 31, 1997 in order to maintain the annualized expenses of the Fund at not more than 1.75% of average daily net assets. For the period September 9, 1996 (commencement of operations) to February 28, 1997, the Adviser did not impose any portion of its management fee amounting to $37,719. Further, due to the limitations of such Agreement the Adviser also reimbursed the Fund for other expenses, which amounted to $33,243. The Adviser's reimbursement payable to the Fund for the period September 9, 1996 (commencement of operations) to February 28, 1997 amounted to $127,858.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the period September 9, 1996 (commencement of operations) to February 28, 1997, SSC did not impose all of its fee, which amounted to $36,645.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the period September 9, 1996 (commencement of operations) to February 28, 1997, STC did not impose any portion of its fee, which amounted to $876.


                     18 -- SCUDDER 21ST CENTURY GROWTH FUND

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the period September 9, 1996 (commencement of operations) to February 28, 1997, SFAC did not impose any portion of its fee, which amounted to $19,375.

The Fund pays each of its Trustees not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the period September 9, 1996 (commencement of operations) to February 28, 1997 the Trustees' fees and expenses aggregated $11,893.


                     19 -- SCUDDER 21ST CENTURY GROWTH FUND

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                           For Scudder Development Fund:

                                    Financial highlights for the ten fiscal years ended June 30, 1996.
                                    (Incorporated by reference to Post-Effective Amendment No. 43 to the Registration
                                    Statement.)

                           For Scudder Small Company Value Fund:

                                    Financial highlights for the period October 6, 1995 (commencement of operations)
                                    to August 31, 1996.
                                    (Incorporated by reference to Post-Effective Amendment No. 43 to the Registration
                                    Statement.)

                           For Scudder Micro Cap Fund:

                                    Financial highlights for the period August 12, 1996 (commencement of operations)
                                    to August 31, 1996.
                                    (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration
                                    Statement.)

                           For Scudder 21st Century Growth Fund:

                                    Financial highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997.

                           Included in Part B of this Registration Statement:

                           For Scudder Development Fund:

                                    Investment Portfolio as of June 30, 1996
                                    Statement of Assets and Liabilities as of June 30, 1996
                                    Statement of Operations for the fiscal year ended June 30, 1996
                                    Statements of Changes in Net Assets for the two fiscal years ended June 30, 1996
                                    Financial Highlights for the ten fiscal years ended June 30, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 43 to the Registration
                                    Statement.)

                           For Scudder Small Company Value Fund:

                                    Investment Portfolio as of August 31, 1996
                                    Statement of Assets and Liabilities as of August 31, 1996
                                    Statement of Operations for the period October 6, 1995 (commencement of operations) to August 31, 1996

                                Part C - Page 1

                                    Statement of Changes in Net Assets for the period October 6, 1995 (commencement of operations) to August 31, 1996
                                    Financial Highlights for the period October 6, 1995 (commencement of operations)
                                    to August 31, 1996
                                    Notes to Financial Statements
                                    (Incorporated by reference to Post-Effective Amendment No. 43 to the Registration
                                    Statement.)

                           For Scudder Micro Cap Fund:

                                    Investment Portfolio as of August 31, 1996
                                    Statement of Assets and Liabilities as of August 31, 1996
                                    Statement of Operations for the period August 12, 1996 (commencement of operations)
                                    to August 31, 1996
                                    Statement of Changes in Net Assets for the period August 12, 1996
                                    (commencement of operations) to August 31, 1996
                                    Financial Highlights for the period August 12, 1996 (commencement of operations)
                                    to August 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration
                                    Statement.)

                           For Scudder 21st Century Growth Fund:

                                    Investment Portfolio as of February 28, 1997
                                    Statement of Assets and Liabilities as of February 28, 1997
                                    Statement of Operations for the period September 9, 1996 (commencement of operations) to February 28, 1997
                                    Statement of Changes in Net Assets for the period September 9, 1996 (commencement of operations) to February 28, 1997
                                    Financial Highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997
                                    Notes to Financial Statements

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)(1)  Amended and Restated Declaration of Trust dated December 21,
                                              1987.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to the
                                              Registration Statement.)

                                      (a)(2)  Amendment to Amended and Restated Declaration of Trust dated
                                              December 13, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (a)(3)  Amendment to Amended and Restated Declaration of Trust to
                                              change the name of the Trust dated July 21, 1995 is filed herein.
                                              (Incorporated by reference to Exhibit 1 (a)(3) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                Part C - Page 2

                                      (a)(4)  Amendment to Amended and Restated Declaration of Trust to add
                                              new series dated July 21, 1995.
                                              (Incorporated by reference to Exhibit 1(a)(4) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (a)(5)  Establishment and Designation of Series dated June 6, 1996.
                                              (Incorporated by reference to Exhibit 1(a)(5) to Post-Effective
                                              Amendment No. 40 to the Registration Statement.)

                             2.       (a)     Amendment to the By-Laws Article IV: Notice of Meetings dated
                                              December 12, 1991.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (b)     By-Laws as of October 16, 1985.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (c)     Amendment to the By-Laws of Registrant as amended through
                                              December 9, 1985.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest ($.01 par value) for Scudder Development Fund.
                                              (Incorporated by reference to Exhibit 4 to Post-Effective
                                              Amendment No. 28 to the Registration Statement.)

                             5.       (a)     Investment Management Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder, Stevens &
                                              Clark, Inc. dated June 9, 1992.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (b)     Investment Management Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder, Stevens &
                                              Clark, Inc. dated December 14, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (c)     Investment Management Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder, Stevens & Clark,
                                              Inc. dated October 6, 1995.
                                              (Incorporated by reference to Exhibit 5(c) to Post-Effective
                                              Amendment No. 36 to the Registration Statement.)

                                      (d)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Micro Cap Fund, and Scudder, Stevens & Clark, Inc. dated
                                              August 12, 1996.
                                              (Incorporated by reference to Exhibit 5(d) to Post-Effective
                                              Amendment No. 40 to the Registration Statement.)


                                Part C - Page 3

                                     (e)      Investment Management Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder, Stevens
                                              & Clark,  Inc. dated September 9, 1996.
                                              (Incorporated by reference to Exhibit 5(e) to Post-Effective
                                              Amendment No. 41 to the Registration Statement).

                             6.       (a)     Underwriting Agreement between the Registrant, on behalf of
                                              Scudder Development Fund, and Scudder Investor Services, Inc.,
                                              formerly Scudder Fund Distributors, Inc., dated December 31, 1985.
                                              (Incorporated by reference to Exhibit 6 to Post-Effective
                                              Amendment No. 25 to the Registration Statement.)

                                      (b)     Underwriting Agreement between the Registrant and Scudder
                                              Investor Services, Inc., dated September 30, 1995.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Contract between the Registrant, on behalf of Scudder
                                              Development Fund, and Brown Brothers Harriman & Co. dated
                                              April 1, 1980.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 8(a)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (a)(3)  Custodian Contract between the Registrant and State Street Bank and Trust Company dated September 6, 1995.
                                              (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (a)(4)  Fee schedule for Exhibit 8(a)(3).
                                              (Incorporated by reference to Exhibit 8(a)(4) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (b)(1)  Subcustodian Agreement between Brown Brothers Harriman & Co.
                                              and The Bank of New York, London office, dated January 30, 1979.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (b)(2)  Fee schedule for Exhibit 8(b)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated October 2, 1989.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                Part C - Page 4

                                      (a)(3)  Service Agreement between Copeland Associates, Inc., on behalf of
                                              Scudder Development Fund, and Scudder Service Corporation dated
                                              June 8, 1995.
                                              (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (a)(4)  Revised fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by reference to Exhibit 9(a)(4) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                                      (b)(1)  COMPASS Service Agreement between the Registrant and Scudder
                                              Trust Company dated January 1, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (b)(2)  Fee schedule for Exhibit 9(b)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (b)(3)  COMPASS Service Agreement between the Registrant and Scudder
                                              Trust Company.
                                              (Incorporated by reference to Exhibit 9(b)(3) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                                      (d)     Shareholder Services Agreement between the Registrant and
                                              Charles Schwab & Co., Inc. dated June 1, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (e)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder Fund
                                              Accounting Corporation dated March 21, 1995.
                                              (Incorporated by reference to Exhibit 9(e) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (f)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder Fund
                                              Accounting Corporation dated October 6, 1995.
                                              (Incorporated by reference to Exhibit 9(f) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                                      (g)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Micro Cap Fund, and Scudder Fund Accounting
                                              Corporation dated August 12, 1996.
                                              (Incorporated by reference to Exhibit 9(g) to Post-Effective
                                              Amendment No. 41 to the Registration Statement.)

                                      (h)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder Fund Accounting
                                              Corporation dated September 9, 1996.
                                              (Incorporated by reference to Exhibit 9(h) to Post-Effective
                                              Amendment No. 41 to the Registration Statement.)

                             10.              Inapplicable.

                                Part C - Page 5


                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (b)     Scudder Individual Retirement Plan.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (c)     Scudder Funds 403(b) Plan.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (d)     Scudder Employer-Select 403(b) Plan.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Data.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                             17.              Financial Data Schedule.
                                              (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                             18.              Inapplicable.


Power of Attorney is incorporated by reference to the Signature Page of Post-Effective Amendment No. 30, Post-Effective Amendment No. 37, Post-Effective Amendment No. 40 and Post-Effective Amendment No. 44.

Item 25.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None



                                Part C - Page 6

Item 26.          Number of Holders of Securities (as of March 3, 1997).
--------          ------------------------------------------------------

                                         (1)                                              (2)
                                   Title of Class                            Number of Record Shareholders
                                   --------------                            -----------------------------

                   Shares of beneficial interest
                        ($.01 par value)

                            Scudder Development Fund                                    51,209
                            Scudder Micro Cap Fund                                       6,831
                            Scudder Small Company Value Fund                             7,962
                            Scudder 21st Century Growth Fund                             2,016

Item 27.          Indemnification
--------          ---------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                        (i) every person who is, or has been, a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes



                                Part C - Page 7
                  involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                        (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                        (b) No indemnification shall be provided hereunder to a
                  Trustee or officer:

                        (i) against any liability to the Trust, a Series
                  thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                        (ii) with respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                        (iii) in the event of a settlement or other disposition
                  not involving a final adjudication as provided in paragraph
                  (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                              (A) by the court or other body approving the
                        settlement or other disposition; or

                              (B) based upon a review of readily available facts
                        (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                        (c) The rights of indemnification herein provided may be
                  insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                        (d) Expenses of preparation and presentation of a
                  defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                        (i) such undertaking is secured by a surety bond or some
                  other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                        (ii) a majority of the Disinterested Trustees acting on
                  the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                        As used in this Section 4.3, a "Disinterested Trustee"
                  is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.



                                Part C - Page 8

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.(investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V.
                                 (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                 I & II (investment company) +
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporation oo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++

                                Part C - Page 9

                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

                                Part C - Page 10

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Director, Scudder Mutual Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Trustee, Scudder Funds Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company)
                                 Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA

                                Part C - Page 11

                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund
                                 (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*

                                Part C - Page 12

                           Director, SFA, Inc. (advertising agency)*
                           Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                 I & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust

                                Part C - Page 13

                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

                                Part C - Page 14

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Dudley H. Ladd                    Director and Senior Vice President      Trustee
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Vice President
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Assistant Clerk                         Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Assistant Vice President
         345 Park Avenue                                                           and Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Trustee, Vice President
         345 Park Avenue                   Clerk                                   and Assistant Secretary
         New York, NY  10154

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110



                                Part C - Page 15

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage      Other Compensation
                 Underwriter             Commissions       and Repurchases       Commissions
                 -----------             -----------       ---------------       -----------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.


                                Part C - Page 16

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 25th day of March, 1997.


                                   SCUDDER SECURITIES TRUST

                                   By /s/Thomas F. McDonough
                                      ----------------------
                                      Thomas F. McDonough, Vice President
                                        and Secretary


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                TITLE                    DATE


/s/Daniel Pierce
----------------
Daniel Pierce*           President (Principal     March 25, 1997
                         Executive Officer)
                         and Trustee


/s/Paul Bancroft III
---------------------
Paul Bancroft III*       Trustee                  March 25, 1997


/s/Thomas J. Devine
-------------------
Thomas J. Devine*        Trustee                  March 25, 1997


/s/Keith R. Fox
-------------------
Keith R. Fox*            Trustee                  March 25, 1997


/s/Dudley H. Ladd
-----------------
Dudley H. Ladd*          Trustee                  March 25, 1997


/s/Wilson Nolen
-----------------
Wilson Nolen*            Trustee                  March 25, 1997



/s/Kathryn L. Quirk
-------------------
Kathryn L. Quirk*        Trustee                  March 25, 1997


/s/Gordon Shillinglaw
---------------------
Gordon Shillinglaw*      Trustee                  March 25, 1997

/s/Pamela A. McGrath
--------------------
Pamela A. McGrath        Vice President and       March 25, 1997
                         Treasurer (Principal
                         Financial and
                         Accounting Officer)




*By:/s/ Thomas  F.  McDonough
     ------------------------
     Thomas  F.  McDonough
     Attorney-in-fact pursuant to power
     of attorneys contained in the
     signature pages of Post-Effective
     Amendment No. 30 filed August 26,
     1991, Post-Effective Amendment No.
     37 filed April 4, 1996,
     Post-Effective Amendment No. 40
     filed August 12, 1996, and Post-
     Effective Amendment No. 44 filed
     February 11, 1997

                                                               File No. 2-36238
                                                               File No. 811-2021



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 44

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 28

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                            SCUDDER SECURITIES TRUST

                            SCUDDER SECURITIES TRUST

                                  EXHIBIT INDEX